Schedule of Investments (unaudited)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 2.40%,
03/01/31 (Call 12/01/30)(a)	$1,386	$1,170,364
Omnicom Group Inc., 2.60%, 08/01/31
(Call 05/01/31)(a)	2,359	2,008,306
		3,178,670
Aerospace & Defense — 1.7%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	3,957	3,617,027
General Dynamics Corp., 2.25%, 06/01/31
(Call 03/01/31)	1,417	1,214,998
L3Harris Technologies Inc., 1.80%, 01/15/31
(Call 10/15/30)	2,025	1,662,605
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	2,740	2,224,560
6.00%, 03/15/31 (Call 01/15/31)	2,935	3,119,239
		11,838,429
Agriculture — 0.8%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)	3,670	3,073,395
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)(a)	3,085	2,672,989
		5,746,384
Airlines — 0.1%
United Airlines Pass Through Trust, Series 2019,
Class AA, 4.15%, 02/25/33	944	876,589

Alternate Investments — 0.1%
Blue Owl Credit Income Corp., 6.65%, 03/15/31
(Call 01/15/31)(b)	755	748,956

Auto Manufacturers — 3.5%
American Honda Finance Corp., 1.80%, 01/13/31(a)	1,709	1,429,116
Ford Motor Co., 7.45%, 07/16/31(a)	2,890	3,135,729
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	2,715	2,336,480
6.05%, 03/05/31 (Call 01/05/31)	2,545	2,558,897
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	2,880	2,387,284
2.70%, 06/10/31 (Call 03/10/31)(a)	2,964	2,475,020
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31	4,300	5,328,917
Toyota Motor Corp., 2.36%, 03/25/31
(Call 12/25/30)(a)	1,291	1,135,011
Toyota Motor Credit Corp.
1.65%, 01/10/31	1,800	1,486,404
1.90%, 09/12/31(a)	1,668	1,383,695
		23,656,553
Banks — 3.1%
Banco Santander SA, 2.96%, 03/25/31(a)	2,060	1,778,256
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	1,371	1,122,313
1.80%, 07/28/31 (Call 04/28/31)	1,392	1,135,628
Bank of Nova Scotia (The), 2.15%, 08/01/31(a)	1,896	1,566,193
Mizuho Financial Group Inc., 2.56%, 09/13/31	2,796	2,285,760
Royal Bank of Canada, 2.30%, 11/03/31	4,204	3,512,972
State Street Corp., 2.20%, 03/03/31(a)	2,484	2,079,505
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	1,440	1,159,850
2.22%, 09/17/31	2,740	2,251,260
Toronto-Dominion Bank (The), 2.00%, 09/10/31	2,541	2,099,534
	Par
Security	(000)	Value

Banks (continued)
Westpac Banking Corp., 2.15%, 06/03/31	$2,931	$2,465,727
		21,456,998
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.90%,
01/23/31 (Call 10/23/30)(a)	2,372	2,432,683
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	3,345	2,727,230
2.00%, 03/05/31	1,852	1,584,383
Constellation Brands Inc., 2.25%, 08/01/31
(Call 05/01/31)	2,845	2,368,589
Keurig Dr Pepper Inc., 2.25%, 03/15/31
(Call 12/15/30)(a)	1,662	1,408,379
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	1,997	1,626,813
1.95%, 10/21/31 (Call 07/21/31)	3,435	2,871,552
		15,019,629
Biotechnology — 0.9%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	3,523	3,001,942
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	1,493	1,246,813
Royalty Pharma PLC, 2.15%, 09/02/31
(Call 06/02/31)	1,949	1,586,370
		5,835,125
Building Materials — 1.3%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)	2,358	2,052,323
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)(a)	2,275	1,919,509
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 2.00%, 09/16/31
(Call 06/16/31)	1,395	1,145,586
Martin Marietta Materials Inc., 2.40%, 07/15/31
(Call 04/15/31)	2,751	2,321,992
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	1,833	1,509,742
		8,949,152
Chemicals — 0.5%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	1,935	1,556,237
Huntsman International LLC, 2.95%, 06/15/31
(Call 03/15/31)	1,315	1,104,510
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)(a)	1,216	1,030,358
		3,691,105
Commercial Services — 1.0%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	3,095	2,568,376
Global Payments Inc., 2.90%, 11/15/31
(Call 08/15/31)(a)	2,067	1,760,195
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	1,038	859,318
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	2,015	1,661,635
		6,849,524
Computers — 2.5%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	6,098	5,103,120
1.70%, 08/05/31 (Call 05/05/31)(a)	2,517	2,086,142
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	1,126	919,121
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	1,688	1,414,157
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	3,079	2,608,604
IBM International Capital Pte. Ltd., 4.75%, 02/05/31
(Call 12/05/30)	2,000	1,997,850
Kyndryl Holdings Inc., 3.15%, 10/15/31
(Call 07/15/31)	1,918	1,598,186
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	1,768	1,474,019
		17,201,199

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31
(Call 12/15/30)(a)	$1,690	$1,409,193
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	1,870	1,608,224
Unilever Capital Corp., 1.75%, 08/12/31
(Call 05/12/31)(a)	2,375	1,956,238
		4,973,655
Diversified Financial Services — 4.5%
Ally Financial Inc., 8.00%, 11/01/31 (a)	7,062	7,811,609
Brookfield Finance Inc., 2.72%, 04/15/31
(Call 01/15/31)	1,680	1,436,373
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	2,174	1,745,308
1.95%, 12/01/31 (Call 09/01/31)(a)	2,483	1,990,225
2.30%, 05/13/31 (Call 02/13/31)	2,210	1,843,351
Jefferies Financial Group Inc., 2.63%, 10/15/31
(Call 07/15/31)(a)	3,053	2,538,559
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	1,638	1,395,030
2.00%, 11/18/31 (Call 08/18/31)	2,467	2,070,653
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	2,192	1,777,803
Nomura Holdings Inc., 2.61%, 07/14/31	3,010	2,497,992
ORIX Corp., 2.25%, 03/09/31(a)	907	772,455
Synchrony Financial, 2.88%, 10/28/31
(Call 07/28/31)(a)	2,134	1,699,050
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)(a)	3,231	2,598,341
Western Union Co. (The), 2.75%, 03/15/31
(Call 12/15/30)(a)	1,024	851,172
		31,027,921
Electric — 9.2%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)(a)	3,064	2,558,047
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	2,575	2,349,394
Appalachian Power Co., Series AA, 2.70%, 04/01/31
(Call 01/01/31)(a)	1,657	1,425,518
Arizona Public Service Co., 2.20%, 12/15/31
(Call 09/15/31)	1,120	914,853
Atlantic City Electric Co., 2.30%, 03/15/31
(Call 12/15/30)	1,263	1,064,931
Baltimore Gas & Electric Co., 2.25%, 06/15/31
(Call 03/15/31)(a)	1,512	1,288,803
Berkshire Hathaway Energy Co., 1.65%, 05/15/31
(Call 02/15/31)	1,649	1,325,984
CenterPoint Energy Houston Electric LLC, Series AE,
2.35%, 04/01/31 (Call 01/01/31)	1,003	851,225
CenterPoint Energy Inc., 2.65%, 06/01/31
(Call 03/01/31)(a)	1,249	1,061,240
Connecticut Light & Power Co. (The), Series A,
2.05%, 07/01/31 (Call 04/01/31)	1,434	1,186,099
Consolidated Edison Co. of New York Inc., 2.40%,
06/15/31 (Call 03/15/31)(a)	2,929	2,512,627
Dominion Energy Inc., Series C, 2.25%, 08/15/31
(Call 05/15/31)	2,787	2,297,562
Dominion Energy South Carolina Inc., Series A,
2.30%, 12/01/31 (Call 09/01/31)	814	681,460
DTE Electric Co., Series C, 2.63%, 03/01/31
(Call 12/01/30)	2,135	1,869,754
Duke Energy Carolinas LLC, 2.55%, 04/15/31
(Call 01/15/31)	1,522	1,317,084
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	2,792	2,372,483
Duke Energy Florida LLC, 2.40%, 12/15/31
(Call 09/15/31)	1,806	1,515,613
	Par
Security	(000)	Value

Electric (continued)
Duke Energy Progress LLC, 2.00%, 08/15/31
(Call 05/15/31)	$1,573	$1,292,420
Emera U.S. Finance LP, 2.64%, 06/15/31
(Call 03/15/31)(a)	1,162	952,377
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)(a)	1,858	1,559,126
Entergy Louisiana LLC, 3.05%, 06/01/31
(Call 03/01/31)(a)	917	812,273
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	1,726	1,406,686
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)	1,061	890,666
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	1,089	859,968
1.65%, 06/15/31 (Call 03/15/31)	760	610,211
5.00%, 02/07/31 (Call 12/07/30)	1,010	1,017,634
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 11/01/30)(a)	1,120	956,996
NSTAR Electric Co., 1.95%, 08/15/31
(Call 05/15/31)(a)	769	627,685
Ohio Power Co., Series Q, 1.63%, 01/15/31
(Call 10/15/30)	820	665,941
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	5,651	4,690,584
3.25%, 06/01/31 (Call 03/01/31)	2,825	2,454,443
PacifiCorp
5.30%, 02/15/31 (Call 12/15/30)(a)	1,365	1,385,024
7.70%, 11/15/31	496	578,982
Progress Energy Inc.
7.00%, 10/30/31	1,077	1,209,553
7.75%, 03/01/31(a)	1,852	2,125,334
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	2,253	1,844,691
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	1,010	835,247
Public Service Co. of New Hampshire, Series V,
2.20%, 06/15/31 (Call 03/15/31)	1,056	886,338
Public Service Co. of Oklahoma, Series J, 2.20%,
08/15/31 (Call 05/15/31)	1,464	1,206,612
Public Service Electric & Gas Co., 1.90%, 08/15/31
(Call 05/15/31)	1,220	998,914
Public Service Enterprise Group Inc., 2.45%, 11/15/31
(Call 08/15/31)	2,384	1,983,326
Southern California Edison Co., Series G, 2.50%,
06/01/31 (Call 03/01/31)	1,033	881,761
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	1,060	893,374
Virginia Electric & Power Co., 2.30%, 11/15/31
(Call 08/15/31)(a)	1,492	1,248,993
Wisconsin Power and Light Co., 1.95%, 09/16/31
(Call 06/16/31)	620	502,494
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	923	760,272
		62,730,602
Electronics — 1.6%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	2,071	1,723,937
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	882	741,251
Honeywell International Inc., 1.75%, 09/01/31
(Call 06/01/31)(a)	4,141	3,407,957
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	798	670,172
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)(a)	1,937	1,675,147
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	1,440	1,169,716
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	1,645	1,374,106
		10,762,286

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control — 0.6%
Republic Services Inc., 1.45%, 02/15/31
(Call 11/15/30)	$2,050	$1,645,767
Waste Management Inc., 1.50%, 03/15/31
(Call 12/15/30)	3,108	2,514,737
		4,160,504
Food — 2.3%
Flowers Foods Inc., 2.40%, 03/15/31
(Call 12/15/30)(a)	1,399	1,181,987
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)	1,471	1,224,996
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)	1,409	1,208,584
Kellanova, Series B, 7.45%, 04/01/31	1,848	2,110,196
Kraft Heinz Foods Co., 4.25%, 03/01/31
(Call 12/01/30)	1,354	1,308,836
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	1,755	1,421,089
7.50%, 04/01/31(a)	1,096	1,254,515
McCormick & Co. Inc./MD, 1.85%, 02/15/31
(Call 11/15/30)(a)	1,197	977,564
Mondelez International Inc., 1.50%, 02/04/31
(Call 11/04/30)	1,624	1,314,186
Pilgrim’s Pride Corp., 4.25%, 04/15/31 (Call 04/15/26)	2,673	2,408,166
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)(a)	1,289	1,088,362
		15,498,481
Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 8.88%, 05/15/31	1,036	1,288,032
Suzano Austria GmbH, 3.75%, 01/15/31
(Call 10/15/30)	3,011	2,623,054
		3,911,086
Gas — 0.9%
Atmos Energy Corp., 1.50%, 01/15/31
(Call 10/15/30)(a)	1,821	1,475,366
National Fuel Gas Co., 2.95%, 03/01/31
(Call 12/01/30)(a)	1,264	1,064,571
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)(a)	2,204	1,779,946
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31
(Call 12/15/30)(a)	1,035	880,663
Southern Co. Gas Capital Corp., Series 2020-A,
1.75%, 01/15/31 (Call 10/15/30)(a)	1,389	1,126,981
		6,327,527
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	557	469,175

Health Care - Products — 1.7%
Agilent Technologies Inc., 2.30%, 03/12/31
(Call 12/12/30)	2,397	2,048,220
Baxter International Inc., 1.73%, 04/01/31
(Call 01/01/31)	2,105	1,696,343
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)(a)	1,627	1,344,318
2.55%, 03/15/31 (Call 12/15/30)	950	807,229
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	1,678	1,452,605
Thermo Fisher Scientific Inc., 2.00%, 10/15/31
(Call 07/15/31)(a)	3,490	2,917,373
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)	1,882	1,610,143
		11,876,231
Health Care - Services — 3.1%
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)(a)	425	352,072
	Par
Security	(000)	Value

Health Care - Services (continued)
Bon Secours Mercy Health Inc., Series 20-2, 2.10%,
06/01/31 (Call 12/01/30)	$537	$441,405
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)(a)	689	582,116
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	6,074	5,050,385
2.63%, 08/01/31 (Call 05/01/31)	3,590	2,979,198
Elevance Health Inc., 2.55%, 03/15/31
(Call 12/15/30)(a)	3,161	2,731,749
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	2,625	2,175,699
Laboratory Corp. of America Holdings, 2.70%,
06/01/31 (Call 03/01/31)	1,456	1,259,979
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	859	727,411
Quest Diagnostics Inc., 2.80%, 06/30/31
(Call 03/30/31)	1,608	1,402,154
UnitedHealth Group Inc., 2.30%, 05/15/31
(Call 02/15/31)(a)	4,278	3,674,909
		21,377,077
Holding Companies - Diversified — 0.4%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)(a)	1,983	1,652,893
Blackstone Private Credit Fund, 6.25%, 01/25/31
(Call 11/25/30)(b)	1,015	1,010,347
		2,663,240
Home Builders — 0.2%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	1,198	1,004,447

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	1,065	886,260

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.30%, 12/15/31
(Call 09/15/31)	1,153	970,839
Kimberly-Clark Corp., 2.00%, 11/02/31
(Call 08/02/31)(a)	1,943	1,632,282
		2,603,121
Insurance — 2.7%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(a)	1,282	1,048,433
2.60%, 12/02/31 (Call 09/02/31)(a)	1,517	1,286,185
Arthur J Gallagher & Co., 2.40%, 11/09/31
(Call 08/09/31)	1,293	1,061,802
Assured Guaranty U.S. Holdings Inc., 3.15%,
06/15/31 (Call 03/15/31)(a)	1,424	1,265,500
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	1,555	1,368,219
Brown & Brown Inc., 2.38%, 03/15/31
(Call 12/15/30)(a)	2,200	1,822,569
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	1,547	1,290,812
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31
(Call 12/03/30)(a)	1,609	1,412,790
Fidelity National Financial Inc., 2.45%, 03/15/31
(Call 12/15/30)	1,712	1,405,678
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)(a)	1,451	1,156,154
Jackson Financial Inc., 3.13%, 11/23/31
(Call 08/23/31)(a)	1,466	1,243,310
Lincoln National Corp., 3.40%, 01/15/31
(Call 10/15/30)(a)	877	786,517
Marsh & McLennan Companies Inc., 2.38%, 12/15/31
(Call 09/15/31)(a)	1,323	1,119,512
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,710	1,447,218

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	$1,183	$929,863
		18,644,562
Internet — 2.2%
Alibaba Group Holding Ltd., 2.13%, 02/09/31
(Call 11/09/30)(a)	3,170	2,649,547
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	7,495	6,413,221
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	1,065	885,937
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)(a)	2,384	2,059,667
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)	1,726	1,510,990
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	2,104	1,787,035
		15,306,397
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	1,613	1,451,356

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	1,506	1,193,821

Lodging — 0.7%
Choice Hotels International Inc., 3.70%, 01/15/31
(Call 10/15/30)	1,390	1,210,717
Marriott International Inc./MD, Series HH, 2.85%,
04/15/31 (Call 01/15/31)(a)	3,074	2,666,930
Sands China Ltd., 3.50%, 08/08/31 (Call 05/08/31)	1,395	1,160,484
		5,038,131
Machinery — 1.2%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)(a)	1,112	952,008
Deere & Co., 7.13%, 03/03/31(a)	395	457,412
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	1,458	1,246,799
John Deere Capital Corp.
1.45%, 01/15/31(a)	2,580	2,114,742
2.00%, 06/17/31	1,592	1,341,200
nVent Finance Sarl, 2.75%, 11/15/31
(Call 08/15/31)(a)	520	431,497
Rockwell Automation Inc., 1.75%, 08/15/31
(Call 05/15/31)(a)	910	747,110
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	1,352	1,155,058
		8,445,826
Manufacturing — 0.6%
Teledyne Technologies Inc., 2.75%, 04/01/31
(Call 01/01/31)	2,974	2,570,886
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)(a)	1,528	1,302,425
		3,873,311
Media — 3.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.80%,
04/01/31 (Call 01/01/31)(a)	4,510	3,728,103
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	5,163	4,199,115
1.95%, 01/15/31 (Call 10/15/30)	4,373	3,661,706
Paramount Global, 4.95%, 01/15/31 (Call 11/15/30)(a)	3,066	2,899,875
Walt Disney Co. (The), 2.65%, 01/13/31(a)	6,980	6,189,440
		20,678,239
Mining — 0.4%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	1,257	1,429,716
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(a)	1,530	1,283,861
		2,713,577
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31
(Call 09/01/31)	2,829	2,489,856
	Par
Security	(000)	Value

Oil & Gas — 3.7%
Burlington Resources LLC
7.20%, 08/15/31	$1,367	$1,567,293
7.40%, 12/01/31	1,008	1,170,284
Conoco Funding Co., 7.25%, 10/15/31(a)	1,063	1,225,307
Devon Energy Corp., 7.88%, 09/30/31	1,700	1,957,213
Diamondback Energy Inc., 3.13%, 03/24/31
(Call 12/24/30)(a)	2,248	1,992,194
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)(a)	1,678	1,421,664
Hess Corp., 7.30%, 08/15/31	2,084	2,403,801
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	3,217	3,342,763
7.50%, 05/01/31	2,385	2,664,872
7.88%, 09/15/31(a)	1,326	1,509,553
Ovintiv Inc.
7.20%, 11/01/31	965	1,053,877
7.38%, 11/01/31	1,399	1,548,686
Pioneer Natural Resources Co., 2.15%, 01/15/31
(Call 10/15/30)(a)	2,319	1,974,629
Valero Energy Corp., 2.80%, 12/01/31
(Call 09/01/31)(a)	1,531	1,313,204
		25,145,340
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)(a)	1,765	1,516,373
WestRock MWV LLC, 7.95%, 02/15/31	883	1,022,357
		2,538,730
Pharmaceuticals — 4.1%
Astrazeneca Finance LLC, 2.25%, 05/28/31
(Call 02/28/31)(a)	2,404	2,064,171
Becton Dickinson and Co., 1.96%, 02/11/31
(Call 11/11/30)(a)	3,056	2,535,216
Bristol-Myers Squibb Co., 5.75%, 02/01/31
(Call 12/01/30)	2,711	2,877,131
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	3,062	2,665,845
Cigna Group (The), 2.38%, 03/15/31 (Call 12/15/30)	4,493	3,815,655
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	3,564	2,922,570
2.13%, 09/15/31 (Call 06/15/31)(a)	2,833	2,332,809
5.25%, 01/30/31 (Call 11/30/30)	2,025	2,058,647
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)(a)	5,435	4,590,780
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	2,878	2,367,715
		28,230,539
Pipelines — 3.1%
Boardwalk Pipelines LP, 3.40%, 02/15/31
(Call 11/15/30)(a)	1,364	1,221,712
Cheniere Energy Partners LP, 4.00%, 03/01/31
(Call 03/01/26)(a)	4,074	3,697,478
Kinder Morgan Energy Partners LP, 7.40%,
03/15/31(a)	882	984,591
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	2,240	1,844,664
7.80%, 08/01/31	1,557	1,771,458
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)(a)	1,841	1,955,148
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 02/01/31
(Call 02/01/26)	2,848	2,732,040
TransCanada PipeLines Ltd., 2.50%, 10/12/31
(Call 07/12/31)(a)	2,774	2,317,189

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Williams Cos. Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	$4,266	$3,646,816
Series A, 7.50%, 01/15/31(a)	810	910,793
		21,081,889
Real Estate — 0.5%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	1,654	1,385,320
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	1,057	840,858
Realty Income Corp., 3.20%, 02/15/31 (Call 11/15/30)	1,360	1,212,638
		3,438,816
Real Estate Investment Trusts — 10.8%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31
(Call 05/15/31)	2,407	2,154,593
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	1,356	1,122,442
American Homes 4 Rent LP, 2.38%, 07/15/31
(Call 04/15/31)	1,363	1,119,411
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)(a)	1,920	1,585,432
2.70%, 04/15/31 (Call 01/15/31)	2,120	1,814,427
AvalonBay Communities Inc., 2.45%, 01/15/31
(Call 10/15/30)	1,508	1,301,972
Boston Properties LP, 3.25%, 01/30/31
(Call 10/30/30)(a)	3,494	3,002,897
Brixmor Operating Partnership LP, 2.50%, 08/16/31
(Call 05/16/31)	1,574	1,310,117
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	1,070	842,298
Corporate Office Properties LP, 2.75%, 04/15/31
(Call 01/15/31)	1,575	1,286,055
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	2,895	2,356,533
2.25%, 01/15/31 (Call 10/15/30)	3,072	2,534,941
2.50%, 07/15/31 (Call 04/15/31)	2,247	1,867,812
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)(a)	1,010	823,095
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	1,016	848,873
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)(a)	3,130	2,658,564
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)(a)	1,298	1,066,535
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	852	675,258
2.55%, 06/15/31 (Call 03/15/31)	825	691,940
Extra Space Storage LP
2.40%, 10/15/31 (Call 07/15/31)(a)	1,657	1,358,287
2.55%, 06/01/31 (Call 03/01/31)	1,428	1,191,512
5.90%, 01/15/31 (Call 11/15/30)	1,480	1,535,800
GLP Capital LP/GLP Financing II Inc., 4.00%,
01/15/31 (Call 10/15/30)	2,031	1,812,944
Healthcare Realty Holdings LP, 2.00%, 03/15/31
(Call 12/15/30)	2,222	1,774,653
Healthpeak OP LLC, 2.88%, 01/15/31 (Call 10/15/30)	1,658	1,437,354
Highwoods Realty LP, 2.60%, 02/01/31
(Call 11/01/30)	981	780,294
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31
(Call 09/15/31)	1,389	1,167,317
Invitation Homes Operating Partnership LP, 2.00%,
08/15/31 (Call 05/15/31)	1,805	1,429,324
Kimco Realty OP LLC, 2.25%, 12/01/31
(Call 09/01/31)	1,522	1,238,338
LXP Industrial Trust, 2.38%, 10/01/31
(Call 07/01/31)(a)	1,146	922,242
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 1.70%, 02/15/31
(Call 11/15/30)	$1,353	$1,099,205
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	1,111	890,563
Omega Healthcare Investors Inc., 3.38%, 02/01/31
(Call 11/01/30)(a)	1,903	1,621,490
Phillips Edison Grocery Center Operating Partnership
I LP, 2.63%, 11/15/31 (Call 08/15/31)	765	625,317
Physicians Realty LP, 2.63%, 11/01/31
(Call 08/01/31)	1,300	1,071,047
Prologis LP
1.63%, 03/15/31 (Call 12/15/30)	975	787,135
1.75%, 02/01/31 (Call 11/01/30)(a)	1,606	1,323,177
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	1,823	1,533,576
2.30%, 05/01/31 (Call 02/01/31)	1,712	1,466,552
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	1,282	1,061,009
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	2,760	2,489,399
Rexford Industrial Realty LP, 2.15%, 09/01/31
(Call 06/01/31)	1,149	924,744
Sabra Health Care LP, 3.20%, 12/01/31
(Call 09/01/31)	2,216	1,809,176
Safehold GL Holdings LLC, 2.80%, 06/15/31
(Call 03/15/31)(a)	1,085	901,667
Simon Property Group LP, 2.20%, 02/01/31
(Call 11/01/30)	2,265	1,897,161
STORE Capital Corp., 2.70%, 12/01/31
(Call 09/01/31)(a)	1,073	840,527
Sun Communities Operating LP, 2.70%, 07/15/31
(Call 04/15/31)(a)	2,103	1,745,657
Tanger Properties LP, 2.75%, 09/01/31
(Call 06/01/31)	1,132	926,377
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)(a)	1,751	1,524,892
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)	1,287	1,058,229
Welltower OP LLC
2.75%, 01/15/31 (Call 10/15/30)	1,807	1,564,339
2.80%, 06/01/31 (Call 03/01/31)	2,270	1,964,540
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	1,495	1,255,501
		74,092,540
Retail — 2.5%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	1,420	1,135,243
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	2,049	1,651,097
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)(a)	2,399	2,036,761
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	3,543	2,866,069
1.88%, 09/15/31 (Call 06/15/31)	2,879	2,383,661
Lowe’s Companies Inc., 2.63%, 04/01/31
(Call 01/01/31)	4,391	3,818,145
O’Reilly Automotive Inc., 1.75%, 03/15/31
(Call 12/15/30)	1,278	1,036,585
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)(a)	1,452	1,197,502
TJX Cos. Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	1,270	1,044,520
		17,169,583
Semiconductors — 3.9%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	3,071	2,594,615
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(a)(b)	7,480	6,355,969
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	3,931	3,271,540
Marvell Technology Inc., 2.95%, 04/15/31
(Call 01/15/31)	2,163	1,880,467

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Micron Technology Inc., 5.30%, 01/15/31
(Call 11/15/30)	$1,800	$1,819,257
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)(a)	3,774	3,219,346
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%,
05/11/31 (Call 02/11/31)	2,675	2,249,343
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)(a)	1,470	1,254,801
Texas Instruments Inc., 1.90%, 09/15/31
(Call 06/15/31)	1,806	1,520,233
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	2,660	2,268,033
		26,433,604
Software — 4.0%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	3,015	2,547,828
Broadridge Financial Solutions Inc., 2.60%, 05/01/31
(Call 02/01/31)	3,061	2,603,821
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)(a)	2,190	1,819,172
Fidelity National Information Services Inc., 2.25%,
03/01/31 (Call 12/01/30)(a)	3,856	3,251,759
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	8,871	7,804,050
Roper Technologies Inc., 1.75%, 02/15/31
(Call 11/15/30)(a)	2,813	2,292,262
Salesforce Inc., 1.95%, 07/15/31 (Call 04/15/31)	4,294	3,612,359
VMware LLC, 2.20%, 08/15/31 (Call 05/15/31)(a)	4,406	3,635,449
		27,566,700
Telecommunications — 7.2%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)	8,714	7,562,538
Motorola Solutions Inc., 2.75%, 05/24/31
(Call 02/24/31)	2,476	2,108,826
Orange SA, 9.00%, 03/01/31	6,953	8,590,510
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)(a)	2,762	2,286,229
2.55%, 02/15/31 (Call 11/15/30)	6,984	5,984,980
2.88%, 02/15/31 (Call 02/15/26)	2,772	2,427,264
3.50%, 04/15/31 (Call 04/15/26)	6,783	6,174,506
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	6,320	5,157,558
2.55%, 03/21/31 (Call 12/21/30)	10,307	8,860,547
		49,152,958
Transportation — 2.0%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	2,266	2,091,025
7.13%, 10/15/31(a)	708	802,920
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	3,207	2,731,501
	Par
Security	(000)	Value

Transportation (continued)
Norfolk Southern Corp., 2.30%, 05/15/31
(Call 02/15/31)(a)	$1,763	$1,502,110
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	3,137	2,702,451
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)(a)	4,749	3,980,718
		13,810,725
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	1,139	907,294

Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31
(Call 03/01/31)	1,465	1,241,811
Essential Utilities Inc., 2.40%, 05/01/31
(Call 02/01/31)(a)	858	719,484
		1,961,295
Total Long-Term Investments — 98.8%
(Cost: $667,530,590)		676,685,015

	Shares

Short-Term Securities

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(c)(d)(e)	57,177,141	57,211,447
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(c)(d)	1,200,000	1,200,000

Total Short-Term Securities — 8.5%
(Cost: $58,395,834)		58,411,447

Total Investments — 107.3%
(Cost: $725,926,424)		735,096,462

Liabilities in Excess of Other Assets — (7.3)%		(50,079,533)

Net Assets — 100.0%		$685,016,929

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,247,597	$24,957,363	(a)	$—		$(95)	$6,582	$57,211,447	57,177,141	$40,801	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,810,000	—		(610,000)	(a)	—	—	1,200,000	1,200,000	20,480		—
						$(95)	$6,582	$58,411,447		$61,281		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$676,685,015	$—	$676,685,015
Short-Term Securities
Money Market Funds	58,411,447	—	—	58,411,447
	$58,411,447	$676,685,015	$—	$735,096,462